Morgan Stanley Health Sciences Trust
LETTER TO THE SHAREHOLDERS o JULY 31, 2002


Dear Shareholder:

The 12-month period ended July 31, 2002, was punctuated by a soft U.S. economy and weak corporate earnings growth. Mixed economic data have shaken investors' confidence regarding the scope and magnitude of an economic recovery. Various corporate accounting scandals, continued fears of terrorist activity and the prospects of war in the Middle East have further eroded investors' confidence.

Stock market valuations have suffered as a result of weak earnings and reduced confidence, with the Standard & Poor's 500 Index (S&P 500) declining 23.6 percent in the year ended July 31, 2002, and the Nasdaq Composite falling 34.5 percent for that period. Health-care stocks were mixed performers in this environment. Pharmaceutical and biotechnology stocks both underperformed the S&P 500, with the American Stock Exchange Pharmaceutical Index decreasing 25.4 percent and the AMEX Biotechnology Index declining 31.1 percent. Pharmaceutical stocks underperformed because of widespread earnings estimate reductions related to patent expirations, delayed product launches, manufacturing compliance issues and inventory adjustments by wholesalers. Biotechnology stocks underperformed as a result of product pipeline failures and delays, as well as reduced investor interest in more volatile equity securities. The bright spot among health-care stocks was in the services area. These stocks outperformed the market substantially, propelled by strong volumes and pricing, upward earnings estimate revisions and reasonable valuations.

Performance and Portfolio Strategy

For the 12-month period ended July 31, 2002, Morgan Stanley Health Sciences Trust's Class B shares posted a total return of -17.48 percent, while the S&P 500 returned -23.61 percent. For the same period, the Fund's Class A, C and D shares produced total returns of -16.88 percent, -17.37 percent and -16.66 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Past performance is no guarantee of future results. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The Fund's outperformance relative to the S&P 500 was driven primarily by its exposure to the health-care services subsector, coupled with strong stock picking within the weaker performing pharmaceutical and biotechnology subsectors.

The Fund considers investments in all areas of the health-care market, with a particular focus on companies we believe have experienced, trustworthy management, strong or improving underlying business momentum and growth prospects, innovative products or technology and a strong financial position. As of July 31, 2002, approximately 30.6 percent of the Fund's net assets were allocated to

Morgan Stanley Health Sciences Trust
LETTER TO THE SHAREHOLDERS o JULY 31, 2002 continued


pharmaceutical companies (major pharmaceuticals, generic drug companies and others), 19.1 percent to various health-care services companies, 29.3 percent to biotechnology, 15.6 percent to medical device/supply makers and other companies and 5.1 percent to cash equivalents. Foreign stocks and American Depository Receipts (ADRs) represented 4.8 percent of the Fund's net assets. Significant holdings in the Fund's portfolio included Pfizer, Amgen, Wyeth, Abbott Laboratories and AmerisourceBergen. Of course, portfolio holdings are subject to change.

Looking Ahead

We continue to be optimistic about the Fund's long-term prospects for two main reasons. First, we believe that the aging populations of the United States and other developed countries are likely to spur an increased demand for health-care products and services. In addition, scientific innovation is likely to lead to new therapies and products that either meet the large number of previously unmet medical needs or improve on existing therapies and products. In the near term, we believe that pharmaceutical's earnings visibility and equity valuations are compelling in light of the difficult economic environment in the United States and Europe, and we consider that biotechnology valuations are now more attractive relative to the group's positive long-term outlook. We also remain confident in the earnings outlook for the Fund's health-care services stocks and believe that their current valuations should remain favorable in light of the strong performance of the past 12 months.

We appreciate your ongoing support of Morgan Stanley Health Sciences Trust and look forward to continuing to serve your investment needs.


Very truly yours,

[GRAPHIC OMITTED]                        [GRAPHIC OMITTED]

Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

Morgan Stanley Health Sciences Trust
ANNUAL HOUSEHOLDING NOTICE o JULY 31, 2002


To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Health Sciences Trust
FUND PERFORMANCE o JULY 31, 2002


[GRAPHIC OMITTED]


GROWTH OF $10,000 - CLASS B
($ in Thousands)

      Date               Total      S&P 500
      ----               -----      -------
October 30, 1992        10,000      10,000
October 31, 1992        10,000      10,000
January 31, 1993        10,110      10,555
April 30, 1993           8,590      10,660
July 31, 1993            9,220      10,934
October 31, 1993        10,410      11,494
January 31, 1994        11,770      11,914
April 30, 1994          10,360      11,228
July 31, 1994            9,320      11,498
October 31, 1994        10,440      11,939
January 31, 1995        10,440      11,977
April 30, 1995          11,250      13,189
July 31, 1995           12,880      14,500
October 31, 1995        14,090      15,096
January 31, 1996        17,883      16,608
April 30, 1996          20,107      17,173
July 31, 1996           16,079      16,902
October 31, 1996        16,487      18,732
January 31, 1997        17,992      20,981
April 30, 1997          13,789      21,488
July 31, 1997           17,293      25,710
October 31, 1997        18,255      24,746
January 31, 1998        17,888      26,629
April 30, 1998          19,850      30,313
July 31, 1998           18,906      30,672
October 31, 1998        18,857      30,187
January 31, 1999        21,210      35,277
April 30, 1999          19,174      36,925
July 31, 1999           20,630      36,868
October 31, 1999        21,132      37,935
January 31, 2000        25,384      38,927
April 30, 2000          26,359      40,665
July 31, 2000           32,423      40,174
October 31, 2000        37,396      40,242
January 31, 2001        34,136      38,573
April 30, 2001          32,227      35,387
July 31, 2001           33,334      34,415
October 31, 2001        32,590      30,221
January 31, 2002        32,829      32,348
April 30, 2002          31,532      30,924
July 31, 2002           27,506(3)   26,289


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


            Average Annual Total Returns - Period Ended July 31, 2002
--------------------------------------------------------------------------------

                    Class A Shares*
--------------------------------------------------------
1 Year                        (16.88)%(1)   (21.24)%(2)
5 Years                        10.55 %(1 )    9.37 %(2)
Since Inception (7/28/97)      10.64 %(1)     9.45 %(2)

                    Class B Shares**
---------------------------------------------------------
1 Year                         (17.48)%(1)   (21.55)%(2)
5 Years                          9.73 %(1)     9.47 %(2)
Since Inception (10/30/92)      10.94 %(1)    10.94 %(2)

                    Class C Shares+
--------------------------------------------------------
1 Year                        (17.37)%(1)   (18.18)%(2)
5 Years                         9.76 %(1)     9.76 %(2)
Since Inception (7/28/97)       9.84 %(1)     9.84 %(2)

             Class D Shares++
--------------------------------------------
1 Year                        (16.66)%(1)
5 Years                        10.78 %(1)
Since Inception (7/28/97)      10.86 %(1)

------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on July 31, 2002.
(4) The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++    Class D has no sales charge.

Morgan Stanley Health Sciences Trust
PORTFOLIO OF INVESTMENTS o JULY 31, 2002


 NUMBER OF
  SHARES                                                            VALUE
-----------------------------------------------------------------------------
               Common Stocks (94.6%)
               Biotechnology (29.3%)
  221,000      Affymetrix, Inc.* .............................  $  3,944,850
  519,500      Amgen Inc.* ...................................    23,709,980
  400,000      Amylin Pharmaceuticals, Inc.* .................     4,348,000
  377,000      Array Biopharma Inc.* .........................     3,279,900
   74,800      Biogen, Inc.* .................................     2,690,556
  842,100      Bruker Daltonics, Inc.* .......................     2,947,350
  633,100      Celgene Corp.* ................................    10,870,327
  248,600      CV Therapeutics, Inc.* ........................     6,215,000
  424,700      Exelixis, Inc.* ...............................     2,968,653
  126,100      Genentech, Inc.* ..............................     4,381,975
  446,600      Gilead Sciences, Inc.* ........................    13,607,902
  335,800      IDEC Pharmaceuticals Corp.*....................    14,973,322
  387,700      ImClone Systems Inc.* .........................     2,756,547
  100,000      InterMune Inc.* ...............................     2,375,000
  369,092      MedImmune, Inc.* ..............................    10,976,796
  120,000      Millennium Pharmaceuticals, Inc.*..............     1,490,400
  147,300      Neurocrine Biosciences, Inc.* .................     5,407,383
  363,900      NPS Pharmaceuticals, Inc.* ....................     7,922,103
  129,500      OSI Pharameceuticals Inc.* ....................     3,879,820
  544,000      Regeneron Pharmaceuticals, Inc.*...............     9,356,800
  275,500      Ribapharm Inc.* ...............................     1,570,350
  627,500      Telik, Inc.* ..................................     9,224,250
  134,200      Transkaryotic Therapies, Inc.* ................     5,173,410
   50,000      Trimeris, Inc.* ...............................     2,338,500
  275,900      Tularik Inc.* .................................     2,207,200
  339,700      Vertex Pharmaceuticals, Inc.*..................     6,705,678
                                                                ------------
                                                                 165,322,052
                                                                ------------
               Hospital/Nursing Management (8.4%)
  307,400      Community Health Care* ........................     7,608,150
  266,200      HCA Inc. ......................................    12,511,400
  188,650      Tenet Healthcare Corp.* .......................     8,989,173
  297,400      Triad Hospitals, Inc.* ........................    11,890,052
  139,000      Universal Health Services, Inc. (Class B)*.....     6,571,920
                                                                ------------
                                                                  47,570,695
                                                                ------------
               Managed Health Care (3.7%)
  351,700      Caremark Rx, Inc.* ............................     5,521,690
  132,500      Mid Atlantic Medical Services, Inc.* ..........     4,314,200
  190,300      Oxford Health Plans, Inc.* ....................     8,186,706
   32,800      UnitedHealth Group Inc. .......................     2,875,248
                                                                ------------
                                                                  20,897,844
                                                                ------------
               Medical Distributors (3.9%)
  228,700      AmerisourceBergen Corp. .......................    15,320,613
  115,062      Cardinal Health, Inc. .........................     6,627,571
                                                                ------------
                                                                  21,948,184
                                                                ------------
               Medical Specialties (10.5%)
   22,933      Advanced Medical Optics, Inc.* ................       233,917
  100,000      Applera Corp. - Applied Biosystems Group ......     1,866,000
  138,100      Bausch & Lomb, Inc. ...........................     4,568,348
  328,700      Baxter International, Inc. ....................    13,118,417
  107,600      Boston Scientific Corp.* ......................     3,226,924
  200,000      Bruker AXS Inc.* ..............................       300,000
   90,000      Cerus Corp.* ..................................     2,569,500
   87,500      Cooper Companies, Inc. (The)...................     3,841,250
   89,000      CTI Molecular Imaging, Inc.*...................     1,776,440
  155,000      Kyphon Inc.* ..................................     2,007,250
  358,834      Medtronic, Inc. ...............................    14,496,894
  121,800      Varian Medical Systems, Inc.*.                      5,091,240
  150,000      Wright Medical Group, Inc.* ...................     2,698,500
   87,540      Zimmer Holdings, Inc.* ........................     3,259,114
                                                                ------------
                                                                  59,053,794
                                                                ------------
               Personnel Services (0.6%)
   88,800      AMN Healthcare Services, Inc.*.................     2,526,360
   41,200      Medical Staffing Network Holdings, Inc.* ......       819,880
                                                                ------------
                                                                   3,346,240
                                                                ------------
               Pharmaceuticals: Generic Drugs (2.1%)
  125,000      Eon Labs, Inc.* ...............................     2,250,000
  300,700      Taro Pharmaceuticals Industries Ltd. (Israel)*.     9,387,854
                                                                ------------
                                                                  11,637,854
                                                                ------------


                        See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 continued


 NUMBER OF
  SHARES                                                            VALUE
----------------------------------------------------------------------------
               Pharmaceuticals: Major (22.4%)
  441,600      Abbott Laboratories ...........................  $ 18,286,656
   73,500      AstraZeneca PLC (ADR) (United Kingdom) ........     2,689,365
  140,900      GlaxoSmithKline PLC (ADR) (United Kingdom) ....     5,565,550
  122,800      Johnson & Johnson .............................     6,508,400
  193,050      Lilly (Eli) & Co. .............................    11,277,981
  130,800      Novartis AG (ADR) (Switzerland) ...............     5,379,804
1,021,708      Pfizer, Inc. ..................................    33,052,254
  353,200      Pharmacia Corp. ...............................    15,802,168
   93,300      Sanofi-Synthelabo S.A. (France) ...............     5,489,723
  561,000      Wyeth .........................................    22,383,900
                                                                ------------
                                                                 126,435,801
                                                                ------------
               Pharmaceuticals: Other (6.1%)
  103,200      Allergan, Inc. ................................     6,242,568
  300,000      Allos Therapeutics Inc.* ......................     2,649,000
  176,800      Forest Laboratories, Inc.* ....................    13,696,696
  125,000      Inveresk Research Group Inc.* .................     1,723,750
  266,300      Salix Pharmaceuticals, Ltd.*...................     1,784,210
  319,800      Shire Pharmaceuticals Group PLC (ADR)
                 (United Kingdom)* ...........................     8,154,900
                                                                ------------
                                                                  34,251,124
                                                                ------------
               Services to the Health Industry (6.4%)
  179,700      Accredo Health, Inc.* .........................     8,571,870
  364,348      Laboratory Corp. of America Holdings* .........    12,497,136
  193,700      Quest Diagnostics Inc.* .......................    11,697,543
  499,200      Specialty Laboratories, Inc.*..................     3,644,160
                                                                ------------
                                                                  36,410,709
                                                                ------------
               Wholesale Distributors (1.2%)
  243,400      Fisher Scientific International, Inc.* ........     6,632,650
                                                                ------------
               Total Common Stocks
               (Cost $494,850,420)............................   533,506,947
                                                                ------------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                          VALUE
----------------------------------------------------------------------------

              Short-Term Investment (5.1%)
              Repurchase Agreement
$  28,711     Joint repurchase agreement account 1.84% due
                08/01/02 (dated 07/31/02; proceeds
                $28,712,467) (a)
                (Cost $28,711,000)............................  $ 28,711,000
                                                                ------------

Total Investments
(Cost $523,561,420) (b) .............................    99.7%   562,217,947
Other Assets in Excess of Liabilities ...............     0.3      1,526,044
                                                        -----   ------------
Net Assets ..........................................   100.0%  $563,743,991
                                                        =====   ============

---------------

ADR   American Depository Receipt.
 *    Non-income producing security.
(a)   Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $93,810,264 and the aggregate gross unrealized depreciation is $55,153,737, resulting in net unrealized appreciation of $38,656,527.


                       See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
FINANCIAL STATEMENTS


Statement of Assets and Liabilities
July 31, 2002

Assets:
Investments in securities, at value
  (cost $523,561,420)..................................   $562,217,947
Receivable for:
    Investments sold ..................................      6,985,329
    Shares of beneficial interest sold ................        994,704
    Dividends .........................................        225,405
    Foreign withholding taxes reclaimed ...............         57,386
Prepaid expenses and other assets .....................         71,808
                                                          ------------
    Total Assets ......................................    570,552,579
                                                          ------------
Liabilities:
Payable for:
    Investments purchased .............................      4,844,959
    Shares of beneficial interest redeemed ............        837,322
    Investment management fee .........................        487,086
    Distribution fee ..................................        496,967
Accrued expenses and other payables ...................        142,254
                                                          ------------
    Total Liabilities .................................      6,808,588
                                                          ------------
    Net Assets ........................................   $563,743,991
                                                          ============
Composition of Net Assets:
Paid-in-capital .......................................   $555,680,282
Net unrealized appreciation ...........................     38,660,543
Accumulated net investment loss .......................        (49,166)
Distributions in excess of net realized gain...........    (30,547,668)
                                                          ------------
    Net Assets ........................................   $563,743,991
                                                          ============
Class A Shares:
Net Assets ............................................    $10,354,372
Shares Outstanding (unlimited authorized,
  $.01 par value)......................................        695,779
    Net Asset Value Per Share .........................         $14.88
                                                                ======
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value)....         $15.70
                                                                ======
Class B Shares:
Net Assets ............................................   $510,208,118
Shares Outstanding (unlimited authorized,
  $.01 par value)......................................     35,917,313
    Net Asset Value Per Share .........................         $14.21
                                                                ======
Class C Shares:
Net Assets ............................................    $21,123,765
Shares Outstanding (unlimited authorized,
  $.01 par value)......................................      1,486,830
    Net Asset Value Per Share .........................         $14.21
                                                                ======
Class D Shares:
Net Assets ............................................    $22,057,736
Shares Outstanding (unlimited authorized,
  $.01 par value)......................................      1,463,755
    Net Asset Value Per Share .........................         $15.07
                                                                ======


Statement of Operations
For the year ended July 31, 2002

Net Investment Loss:
Income
Dividends (net of $55,937 foreign withholding tax) .....   $   3,288,145
Interest ...............................................         574,674
                                                           -------------
   Total Income ........................................       3,862,819
                                                           -------------
Expenses
Investment management fee ..............................       6,745,415
Distribution fee (Class A shares) ......................          28,906
Distribution fee (Class B shares) ......................       6,231,443
Distribution fee (Class C shares) ......................         239,776
Transfer agent fees and expenses .......................       1,086,810
Shareholder reports and notices ........................         107,685
Registration fees ......................................          90,517
Professional fees ......................................          56,909
Custodian fees .........................................          53,786
Trustees' fees and expenses ............................          19,217
Other ..................................................          12,720
                                                           -------------
   Total Expenses ......................................      14,673,184
                                                           -------------
   Net Investment Loss .................................     (10,810,365)
                                                           -------------
Net Realized and Unrealized Loss:
Net realized loss ......................................     (11,353,293)
Net change in unrealized appreciation ..................    (108,337,905)
                                                           -------------
   Net Loss ............................................    (119,691,198)
                                                           -------------
Net Decrease ...........................................   $(130,501,563)
                                                           =============

                       See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
FINANCIAL STATEMENTS continued


Statement of Changes in Net Assets


                                                                                            FOR THE YEAR       FOR THE YEAR
                                                                                               ENDED               ENDED
                                                                                           JULY 31, 2002       JULY 31, 2001
                                                                                         -----------------   ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss ..................................................................    $  (10,810,365)     $  (9,755,996)
Net realized gain (loss) .............................................................       (11,353,293)        36,520,473
Net change in unrealized depreciation ................................................      (108,337,905)       (25,894,013)
                                                                                          --------------      -------------
  Net Increase (Decrease) ............................................................      (130,501,563)           870,464
                                                                                          --------------      -------------
Distributions to Shareholders from Net Realized Gain*:
Class A shares .......................................................................          (150,654)        (1,206,779)
Class B shares .......................................................................        (9,096,404)       (82,896,743)
Class C shares .......................................................................          (337,319)        (3,115,535)
Class D shares .......................................................................          (450,452)        (1,780,958)
                                                                                          --------------      -------------
  Total Distributions ................................................................       (10,034,829)       (89,000,015)
                                                                                          --------------      -------------
Net increase from transactions in shares of beneficial interest ......................        15,347,089        231,394,024
                                                                                          --------------      -------------
  Net Increase (Decrease) ............................................................      (125,189,303)       143,264,473
Net Assets:
Beginning of period ..................................................................       688,933,294        545,668,821
                                                                                          --------------      -------------
End of Period
(Including accumulated net investment losses of $49,166 and $41,627, respectively)....    $  563,743,991      $ 688,933,294
                                                                                          ==============      =============

------------
*  Includes Short-Term Gains of:


   Class A shares ....................    $  -        $   824,366
   Class B shares ....................       -         56,627,866
   Class C shares ....................       -          2,128,263
   Class D shares ....................       -          1,216,596
                                          ------      -----------
     Total Short-Term Gains ..........    $  -        $60,797,091
                                          ======      ===========


                        See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002


1. Organization and Accounting Policies

Morgan Stanley Health Sciences Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing in securities of companies in the health sciences industry throughout the world. The Fund was organized as a Massachusetts business trust on May 26, 1992 and commenced operations on October 30, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors, Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Health Sciences Trust
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 continued


B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Health Sciences Trust
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 continued


H. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 1.0% to the portion of daily net assets not exceeding $500 million; 0.95% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.925% to the portion of daily net assets in excess of $1 billion.


3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of

Morgan Stanley Health Sciences Trust
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 continued


contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $16,315,973 at July 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $1,452, $1,133,310 and $11,991, respectively and received approximately $202,486, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2002, aggregated $552,861,451 and $564,516,492, respectively.

For the year ended July 31, 2002, the Fund incurred brokerage commissions of $34,830 with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended July 31, 2002, the Fund incurred brokerage commissions of $65,587 with Morgan Stanley & Co. Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $6,900.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended July 31, 2002, included in Trustees fees and expenses in the Statement of Operations amounted to $6,897. At July 31, 2002, the Fund had an accrued pension liability of $49,166 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Health Sciences Trust
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 continued


5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:


                                                  FOR THE YEAR                      FOR THE YEAR
                                                      ENDED                             ENDED
                                                  JULY 31, 2002                     JULY 31, 2001
                                        ---------------------------------  ---------------------------------
                                             SHARES           AMOUNT            SHARES           AMOUNT
                                        ---------------- ----------------  ---------------- ----------------
CLASS A SHARES
Sold ..................................        720,948    $   12,608,327        1,019,170    $   20,159,532
Reinvestment of distributions .........          8,044           146,158           53,842         1,052,618
Redeemed ..............................       (719,883)      (12,155,103)        (840,498)      (17,032,218)
                                           -----------    --------------      -----------    --------------
Net increase - Class A ................          9,109           599,382          232,514         4,179,932
                                           -----------    --------------      -----------    --------------
CLASS B SHARES
Sold ..................................     10,367,754       175,136,618       17,098,242       333,645,050
Reinvestment of distributions .........        479,263         8,353,542        4,019,798        76,014,379
Redeemed ..............................    (11,513,517)     (183,209,448)     (11,447,630)     (210,387,392)
                                           -----------    --------------      -----------    --------------
Net increase (decrease) - Class B .....       (666,500)          280,712        9,670,410       199,272,037
                                           -----------    --------------      -----------    --------------
CLASS C SHARES
Sold ..................................        648,326        10,851,807        1,143,300        22,583,656
Reinvestment of distributions .........         18,449           321,562          156,217         2,955,637
Redeemed ..............................       (507,154)       (8,074,519)        (700,026)      (12,467,766)
                                           -----------    --------------      -----------    --------------
Net increase - Class C ................        159,621         3,098,850          599,491        13,071,527
                                           -----------    --------------      -----------    --------------
CLASS D SHARES
Sold ..................................      1,671,059        29,051,831        1,464,557        29,415,873
Reinvestment of distributions .........          5,696           104,626           88,151         1,739,221
Redeemed ..............................     (1,013,163)      (17,788,312)        (915,879)      (16,284,566)
                                           -----------    --------------      -----------    --------------
Net increase - Class D ................        663,592        11,368,145          636,829        14,870,528
                                           -----------    --------------      -----------    --------------
Net increase in Fund ..................        165,822    $   15,347,089       11,139,244    $  231,394,024
                                           ===========    ==============      ===========    ==============


6. Federal Income Tax Status

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $24,618,000 during fiscal 2002.

As of July 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $10,802,165, distributions in excess of net realized gain was charged $661 and accumulated net investment loss was credited $10,802,826.

Morgan Stanley Health Sciences Trust
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 continued


7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2002, there were no outstanding forward contracts.

Morgan Stanley Health Sciences Trust
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                                FOR THE YEAR ENDED JULY 31,
                                                        -------------------------------------------------------------------------
                                                          2002             2001             2000            1999          1998
                                                        --------         --------         --------        --------      ---------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period ...............    $ 18.14          $ 19.81          $ 13.39         $ 15.31         $ 15.10
                                                        -------          -------          -------         -------         -------
Income (loss) from investment operations:
 Net investment loss[+/+] ..........................     (0.15)           (0.13)            (0.13)          (0.10)          (0.18)
 Net realized and unrealized gain (loss) ...........     (2.87)            1.04              7.51            1.59            1.55
                                                        -------          -------          -------         -------         -------
Total income (loss) from investment operations .....     (3.02)            0.91              7.38            1.49            1.37
                                                        -------          -------          -------         -------         -------
Less distributions from net realized gain ..........     (0.24)           (2.58)            (0.96)          (3.41)          (1.16)
                                                        -------          -------          -------         -------         -------
Net asset value, end of period .....................    $ 14.88          $18.14           $ 19.81         $ 13.39         $ 15.31
                                                        =======          =======          =======         =======         =======
Total Return+  .....................................     (16.88) %         3.65 %           58.44 %         10.03 %          9.94 %
Ratios to Average Net Assets:
Expenses ...........................................       1.44 %(1)       1.35 %(1)         1.45 %(1)       1.47 %(1)       1.51 %
Net investment loss ................................      (0.88)%(1)      (0.66)%(1)        (0.79)%(1)      (0.74)%(1)      (1.06)%
Supplemental Data:
Net assets, end of period, in thousands ............    $10,354         $12,455            $8,996         $   707         $   260
Portfolio turnover rate ............................         84 %           145 %             191 %           148 %           139 %

------------
[+/+]The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
FINANCIAL HIGHLIGHTS continued



                                                                                  FOR THE YEAR ENDED JULY 31,
                                                        -------------------------------------------------------------------------
                                                          2002             2001             2000            1999          1998
                                                        --------         --------         --------        --------      ---------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ...............    $  17.46         $  19.30          $  13.17        $  15.22      $  15.10
                                                        --------         --------          --------        --------      --------
Income (loss) from investment operations:
 Net investment loss[+/+] ..........................      (0.27)           (0.27)            (0.24)          (0.21)         (0.31)
 Net realized and unrealized gain (loss) ...........      (2.74)            1.01              7.33            1.57           1.59
                                                        --------         --------          --------        --------      --------
Total income (loss) from investment operations .....      (3.01)            0.74              7.09            1.36           1.28
                                                        --------         --------          --------        --------      --------
Less distributions from net realized gain ..........      (0.24)           (2.58)            (0.96)          (3.41)         (1.16)
                                                        --------         --------          --------        --------      --------
Net asset value, end of period .....................    $  14.21         $  17.46          $  19.30        $  13.17      $  15.22
                                                        ========         ========          ========        ========      ========
Total Return+  .....................................      (17.48)%           2.81 %           57.16 %          9.12 %        9.33 %
Ratios to Average Net Assets:
Expenses ...........................................        2.20 %(1)        2.16 %(1)         2.20 %(1)       2.27 %(1)     2.26 %
Net investment loss ................................       (1.64)%(1)       (1.47)%(1)        (1.54)%(1)      (1.54)%(1)    (1.87)%
Supplemental Data:
Net assets, end of period, in thousands ............    $510,208         $638,640          $519,365        $295,446      $355,416
Portfolio turnover rate ............................          84 %            145 %             191 %           148 %         139 %

------------
[+/+]The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
FINANCIAL HIGHLIGHTS continued



                                                                                  FOR THE YEAR ENDED JULY 31,
                                                        -------------------------------------------------------------------------
                                                          2002             2001             2000            1999          1998
                                                        --------         --------         --------        --------      ---------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ...............    $ 17.46          $ 19.30          $ 13.18         $ 15.23        $ 15.10
                                                        -------          -------          -------         -------        -------
Income (loss) from investment operations:
 Net investment loss[+/+] ..........................      (0.27)           (0.27)           (0.25)          (0.21)         (0.29)
 Net realized and unrealized gain (loss) ...........      (2.74)            1.01             7.33            1.57           1.58
                                                        -------          -------          -------         -------        -------
Total income (loss) from investment operations .....      (3.01)            0.74             7.08            1.36           1.29
                                                        -------          -------          -------         -------        -------
Less distributions from net realized gain ..........      (0.24)           (2.58)           (0.96)          (3.41)         (1.16)
                                                        -------          -------          -------         -------        -------
Net asset value, end of period .....................    $ 14.21          $ 17.46          $ 19.30         $ 13.18        $ 15.23
                                                        =======          =======          =======         =======        =======
Total Return+  .....................................     (17.37)%           2.80 %          57.04 %           9.13%          9.40%
Ratios to Average Net Assets:
Expenses ...........................................       2.20 %(1)        2.16 %(1)        2.20 %(1)       2.27 %(1)       2.27%
Net investment loss ................................      (1.64)%(1)       (1.47)%(1)       (1.54)%(1)      (1.54)%(1)     (1.78)%
Supplemental Data:
Net assets, end of period, in thousands ............    $21,124          $23,178          $14,048          $1,562        $   485
Portfolio turnover rate ............................         84 %            145 %            191 %           148 %          139 %

------------
[+/+]The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
FINANCIAL HIGHLIGHTS continued



                                                                                  FOR THE YEAR ENDED JULY 31,
                                                        -------------------------------------------------------------------------
                                                          2002             2001             2000            1999          1998
                                                        --------         --------         --------        --------      ---------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period ...............    $ 18.32          $ 19.96          $ 13.46         $ 15.35        $ 15.10
                                                        -------          -------          -------         -------        -------
Income (loss) from investment operations:
 Net investment loss[+/+] ..........................      (0.11)           (0.09)           (0.10)          (0.09)         (0.14)
 Net realized and unrealized gain (loss) ...........      (2.90)            1.03             7.56            1.61           1.55
                                                        -------          -------          -------         -------        -------
Total income (loss) from investment operations .....      (3.01)            0.94             7.46            1.52           1.41
                                                        -------          -------          -------         -------        -------
Less distributions from net realized gain ..........      (0.24)           (2.58)           (0.96)          (3.41)         (1.16)
                                                        -------          -------          -------         -------        -------
Net asset value, end of period .....................    $ 15.07          $ 18.32          $ 19.96         $ 13.46        $ 15.35
                                                        =======          =======          =======         =======        =======
Total Return+  .....................................     (16.66)%           3.79 %          58.74 %         10.22 %        10.22 %
Ratios to Average Net Assets:
Expenses ...........................................       1.20 %(1)        1.16 %(1)        1.20 %(1)       1.27 %(1)      1.26 %
Net investment loss ................................      (0.64)%(1)       (0.47)%(1)       (0.54)%(1)      (0.54)%(1)     (0.79)%
Supplemental Data:
Net assets, end of period, in thousands ............    $22,058          $14,660           $3,260          $1,485         $1,244
Portfolio turnover rate ............................         84 %            145 %            191 %           148 %          139 %

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Health Sciences Trust
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Morgan Stanley Health Sciences Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Health Sciences Trust (the "Fund"), including the portfolio of investments, as of July 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Health Sciences Trust as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
New York, New York
September 10, 2002


                       2002 Federal Tax Notice (unaudited)

During the fiscal year ended July 31, 2002, the Fund paid to its shareholders $0.24 per share from long-term capital gains.

Morgan Stanley Health Sciences Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:



                                                         Term of
                                                       Office and
                                       Position(s)      Length of
       Name, Age and Address of         Held with         Time
         Independent Trustee            Registrant       Served*
------------------------------------- ------------- ----------------
Michael Bozic (61)                    Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                        April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Trustee       Trustee since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                  Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                        September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                          Number of
                                                                                        Portfolios in
                                                                                            Fund
                                                                                           Complex
       Name, Age and Address of                                                           Overseen
         Independent Trustee             Principal Occupation(s) During Past 5 Years    by Trustee**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer of
                                      Hills Department Stores (May 1991-July 1995);
                                      formerly variously Chairman, Chief Executive
                                      Officer, President and Chief Operating Officer
                                      (1987-1991) of the Sears Merchandise Group
                                      of Sears, Roebuck & Co.

Edwin J. Garn (69)                    Director or Trustee of the Morgan Stanley        129
c/o Summit Ventures LLC               Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974); formerly Astronaut, Space
                                      Shuttle Discovery (April 12-19, 1985); Vice
                                      Chairman, Huntsman Corporation (chemical
                                      company); member of the Utah Regional
                                      Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its wholly-owned
                                      subsidiary, Allstate Insurance Company
                                      (July 1989-December 1994).



       Name, Age and Address of
         Independent Trustee                 Other Directorships Held by Trustee
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of the
                                      board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.

Morgan Stanley Health Sciences Trust
TRUSTEE AND OFFICER INFORMATION continued


                                                          Term of
                                                         Office and
                                         Position(s)     Length of
        Name, Age and Address of          Held with         Time
          Independent Trustee             Registrant      Served*
--------------------------------------- ------------- ---------------
Dr. Manuel H. Johnson (53)              Trustee       Trustee since
c/o Johnson Smick International, Inc.                 July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (66)                  Trustee       Trustee since
c/o Triumph Capital, L.P.                             July 1991
237 Park Avenue
New York, NY



                                                                                            Number of
                                                                                          Portfolios in
                                                                                              Fund
                                                                                             Complex
        Name, Age and Address of                                                            Overseen
          Independent Trustee              Principal Occupation(s) During Past 5 Years    by Trustee**
--------------------------------------- ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)              Chairman of the Audit Committee and Director     129
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.           TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                        Smick International, Inc., a consulting firm;
                                        Co-Chairman and a founder of the Group of
                                        Seven Council (G7C), an international economic
                                        commission; formerly Vice Chairman of the
                                        Board of Governors of the Federal Reserve
                                        System and Assistant Secretary of the U.S.
                                        Treasury.

Michael E. Nugent (66)                  Chairman of the Insurance Committee and          207
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
237 Park Avenue                         Funds and the TCW/DW Term Trusts; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).



        Name, Age and Address of
          Independent Trustee                 Other Directorships Held by Trustee
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (66)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

Morgan Stanley Health Sciences Trust
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:





                                                           Term of
                                                          Office and
                                     Position(s)          Length of
   Name, Age and Address of           Held with              Time
      Interested Trustee              Registrant           Served*
------------------------------ ----------------------- ---------------
Charles A. Fiumefreddo (69)    Chairman and Director   Trustee since
c/o Morgan Stanley Trust       or Trustee              July 1991
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Trustee                 Trustee since
c/o Morgan Stanley Trust                               June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)         Trustee                 Trustee since
1585 Broadway                                          April 1994
New York, NY



                                                                                    Number of
                                                                                  Portfolios in
                                                                                      Fund
                                                                                     Complex
   Name, Age and Address of                                                         Overseen
      Interested Trustee          Principal Occupation(s) During Past 5 Years     by Trustee**
------------------------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (69)    Chairman and Director or Trustee of the           129
c/o Morgan Stanley Trust       Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,   Trusts; formerly Chairman, Chief Executive
Plaza Two,                     Officer and Director of the Investment Manager,
Jersey City, NJ                the Distributor and Morgan Stanley Services,
                               Executive Vice President and Director of
                               Morgan Stanley DW, Chairman and Director of
                               the Transfer Agent, and Director and/or officer
                               of various Morgan Stanley subsidiaries (until
                               June 1998) and Chief Executive Officer of the
                               Morgan Stanley Funds and the TCW/DW Term
                               Trusts (until September 2002).

James F. Higgins (54)          Senior Advisor of Morgan Stanley (since           129
c/o Morgan Stanley Trust       August 2000); Director of the Distributor and
Harborside Financial Center,   Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                     the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                Term Trusts (since June 2000); previously
                               President and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley
                               (May 1999-August 2000), President and Chief
                               Operating Officer of Individual Securities of
                               Morgan Stanley (February 1997-May 1999).

Philip J. Purcell (58)         Director or Trustee of the Morgan Stanley         129
1585 Broadway                  Funds and the TCW/DW Term Trusts; Chairman
New York, NY                   of the Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan Stanley
                               DW; Director of the Distributor; Chairman of the
                               Board of Directors and Chief Executive Officer
                               of Novus Credit Services Inc.; Director and/or
                               officer of various Morgan Stanley subsidiaries.



   Name, Age and Address of
      Interested Trustee            Other Directorships Held by Trustee
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (69)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Health Sciences Trust
TRUSTEE AND OFFICER INFORMATION continued

Officers:


                                                       Term of
                                                      Office and
                                  Position(s)         Length of
   Name, Age and Address of        Held with             Time
      Executive Officer            Registrant          Served*
----------------------------- ------------------- -----------------
Mitchell M. Merin (48)        President and       President since
1221 Avenue of the Americas   Chief Executive     May 1999 and
New York, NY                  Officer             Chief Executive
                                                  Officer since
                                                  September
                                                  2002

Barry Fink (47)               Vice President,     Vice President,
1221 Avenue of the Americas   Secretary and       Secretary
New York, NY                  General Counsel     and General
                                                  Counsel since
                                                  February 1997

Thomas F. Caloia (56)         Treasurer           Treasurer since
c/o Morgan Stanley Trust                          April 1989
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)        Vice President      Since October
1221 Avenue of the Americas                       1998
New York, NY

Joseph J. McAlinden (59)      Vice President      Since July 1995
1221 Avenue of the Americas
New York, NY

Francis Smith (37)            Vice President      Since
c/o Morgan Stanley Trust      and Chief           September
Harborside Financial Center   Financial Officer   2002
Plaza Two,
Jersey City, NJ


   NAME, AGE AND ADDRESS OF
      EXECUTIVE OFFICER                            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------- ------------------------------------------------------------------------------------
Mitchell M. Merin (48)        President and Chief Operating Officer of Morgan Stanley Investment Management
1221 Avenue of the Americas   (since December 1998); President, Director (since April 1997) and Chief Executive
New York, NY                  Officer (since June 1998) of the Investment Manager and Morgan Stanley Services;
                              Chairman, Chief Executive Officer and Director of the Distributor (since
                              June 1998); Chairman (since June 1998) and Director (since January 1998) of the
                              Transfer Agent; Director of various Morgan Stanley subsidiaries; President (since
                              May 1999) and Chief Executive Officer (since September 2002) of the Morgan
                              Stanley Funds and TCW/DW Term Trusts; Trustee of various Van Kampen investment companies (since December 1999); previously Chief Strategic Officer of the Investment Manager and Morgan Stanley Services and Executive Vice
                              President of the Distributor (April 1997-June 1998), Vice President of the Morgan
                              Stanley Funds (May 1997-April 1999), and Executive Vice President of Morgan
                              Stanley.

Barry Fink (47)               General Counsel (since May 2000) and Managing Director (since December 2000)
1221 Avenue of the Americas   of Morgan Stanley Investment Management; Managing Director (since
New York, NY                  December 2000), and Secretary and General Counsel (since February 1997) and
                              Director (since July 1998) of the Investment Manager and Morgan Stanley Services;
                              Assistant Secretary of Morgan Stanley DW; Vice President, Secretary and General
                              Counsel of the Morgan Stanley Funds and TCW/DW Term Trusts (since
                              February 1997); Vice President and Secretary of the Distributor; previously, Senior
                              Vice President, Assistant Secretary and Assistant General Counsel of the
                              Investment Manager and Morgan Stanley Services.

Thomas F. Caloia (56)         First Vice President and Assistant Treasurer of the Investment Manager, the
c/o Morgan Stanley Trust      Distributor and Morgan Stanley Services; Treasurer of the Morgan Stanley Funds.
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)        Managing Director, Chief Administrative Officer and Director (since February
1221 Avenue of the Americas   1999) of the Investment Manager and Morgan Stanley Services and Chief Executive
New York, NY                  Officer and Director of the Transfer Agent; previously Managing Director of the
                              TCW Group Inc.

Joseph J. McAlinden (59)      Managing Director and Chief Investment Officer of the Investment Manager,
1221 Avenue of the Americas   Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP;
New York, NY                  Director of the Transfer Agent; Chief Investment Officer of the Van Kampen
                              Funds.

Francis Smith (37)            Vice President and Chief Financial Officer of the Morgan Stanley Funds and the
c/o Morgan Stanley Trust      TCW/DW Term Trusts (since September 2002); Executive Director of the
Harborside Financial Center   Investment Manager and Morgan Stanley Services (since December 2001).
Plaza Two,                    Formerly, Vice President of the Investment Manager and Morgan Stanley Services
Jersey City, NJ               (August 2000-November 2001), Senior Manager at PricewaterhouseCoopers LLP
                              (January 1998-August 2000) and Associate--Fund Administration at BlackRock
                              Financial Management (July 1996-December 1997).


------------
* Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J.Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robinson
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors inc.

Morgan Stanley Distributors Inc., member NASD.
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MORGAN STANLEY
HEALTH SCIENCES TRUST



Annual Report
July 31, 2002